Note 6 - Leases - Future Minimum Time-charter Receipts (Details) $ in Thousands	Dec. 31, 2021 USD ($)
2022	$ 33,300
2023	38,033
2024	38,138
2025	14,565
2026	11,844
2027	2,012
Total	$ 137,892